Investments and Sundry Assets (Tables)	12 Months Ended
Dec. 31, 2012
Investments and Sundry Assets
Investments and Sundry Assets

($ in millions)

At December 31:	2012	2011
Deferred transition and setup costs and other deferred arrangements*	$1,630	$1,784
Derivatives—noncurrent**	585	753
Alliance investments
Equity method	120	131
Non-equity method	226	127
Prepaid software	306	233
Long-term deposits	318	307
Other receivables	204	208
Employee benefit-related	439	493
Prepaid income taxes	459	261
Other assets	735	598
Total	$5,021	$4,895

*              Deferred transition and setup costs and other deferred arrangements are related to Global Services client arrangements. See note A, “Significant Accounting Policies,” on page 79 for additional information.

**       See note D, “Financial Instruments,” on pages 94 through 98 for the fair value of all derivatives reported in the Consolidated Statement of Financial Position.